INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2015
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

15. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

        Starting from 2015, following the changes in the Company's organizational structure, the Company's chief operating decision maker ("CODM") is the management committee including its CEO, COO and a group of COO's direct reports. Further in 2015, the Company changed its approach for resources allocation, and accordingly started to report its financial performance based on the following reportable segments: Search and Portal, E-commerce, Taxi and Classifieds. The results of the Company's remaining operating segments, including Media Services, Yandex Data Factory, Discovery Services and Search and Portal in Turkey, that do not meet the quantitative or the qualitative thresholds for disclosure, are combined into the other category defined as Experiments which is shown separately from the reportable segments and reconciling items. The Company has also changed the adjusted operating income composition to exclude amortization of acquisition-related intangible assets in the amount of RUB 111 and RUB 242 for the years ended December 31, 2013 and 2014, respectively, and to exclude compensation expense related to contingent consideration in the amount of RUB 81 and RUB 35 for the years ended December 31, 2013 and 2014, respectively. In addition, the Company has changed certain intersegment allocation principles mainly related to rent expenses and traffic acquisition costs and corresponding intersegment revenues. Prior periods were restated to conform to the current year presentation.

        Reportable segments derive revenues from the following services:

•

Search and Portal offers a broad range of services in Russia, Ukraine, Belarus and Kazakhstan, among which are search, location-based, personalized and mobile services, that enable the Company's users to find relevant and objective information quickly and easily and to communicate and connect over the internet, from both their desktops and mobile devices;

•

E-commerce—the Company's Yandex.Market e-commerce gateway service gives retailers an additional platform to reach customers seeking specific retailer, product or price information. Product search on Yandex.Market is designed to deliver the most relevant shopping results to the Company's users;

•	Classifieds—derives revenues from online advertising and listing fees;
•	Taxi—derives revenue from commission for online transportation service delivered via Yandex. Taxi currently operates in 12 cities across Russia and in Minsk, Belarus.

        The Company accounts for intersegment revenues as if the services were provided to third parties, that is, at the level approximating current market prices.

        The measures of the segments' profits and losses that are used by CODM to assess segment performance and decide how to allocate resources are presented below. Each segment's assets and capital expenditures are not reviewed by the CODM.

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	36,074	46,675	54,073	741.8
Intersegment revenues	965	1,245	1,832	25.1
Depreciation and amortization	(3,473)	(4,090)	(6,894)	(94.6)
Adjusted operating income	12,750	16,485	15,199	208.5
E-commerce:
Revenues from external customers	2,810	2,889	3,400	46.7
Intersegment revenues	—	—	—	—
Depreciation and amortization	(67)	(38)	(115)	(1.6)
Adjusted operating income	2,003	1,836	1,624	22.3
Classifieds:
Revenues from external customers	327	539	894	12.3
Intersegment revenues	—	—	—	—
Depreciation and amortization	(8)	(16)	(16)	(0.2)
Adjusted operating income	213	262	130	1.8
Taxi:
Revenues from external customers	112	327	984	13.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(1)	(1)	(27)	(0.4)
Adjusted operating income	56	217	136	1.9
Experiments:
Revenues from external customers	179	337	441	6.1
Intersegment revenues	—	—	—	—
Depreciation and amortization	(146)	(339)	(739)	(10.1)
Adjusted operating loss	(1,239)	(1,990)	(3,409)	(46.8)
Eliminations:
Revenues from external customers	—	—	—	—
Intersegment revenues	(965)	(1,245)	(1,832)	(25.1)
Depreciation and amortization	—	—	—	—
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	39,502	50,767	59,792	820.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(3,695)	(4,484)	(7,791)	(106.9)
Adjusted operating income	13,783	16,810	13,680	187.7

        The reconciliation between adjusted operating income and net income is as follows:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Adjusted operating income	13,783	16,810	13,680	187.7
Less: share-based compensation expense	(754)	(1,210)	(2,718)	(37.3)
Add: interest income, net	1,717	856	1,744	23.9
Add: other income, net	2,159	6,296	2,259	31.0
Less: goodwill impairment	—	—	(576)	(7.9)
Less: amortization of acquisition-related intangible assets	(111)	(242)	(502)	(6.9)
Less: compensation expense related to contingent consideration	(81)	(35)	(291)	(4.0)
Less: provision for income taxes	(3,239)	(5,455)	(3,917)	(53.7)

Net income	13,474	17,020	9,679	132.8

        The Company's revenues consist of the following:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	27,584	35,228	40,243	552.2
Yandex ad network websites	7,885	11,410	14,506	199.0

Total text-based advertising	35,469	46,638	54,749	751.2
Display advertising	3,379	3,509	3,461	47.5

Total advertising revenue	38,848	50,147	58,210	798.7
Online payment commissions	394	—	—	—
Other revenues	260	620	1,582	21.7

Total revenues	39,502	50,767	59,792	820.4

(1)

The Company records revenue net of VAT, commissions, bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

        Revenues by geography are based on the billing address of the customer. The following table sets forth revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Revenues:
Russia	36,814	46,242	54,688	750.4
Rest of the world	2,688	4,525	5,104	70.0

Total revenues	39,502	50,767	59,792	820.4

Long-lived assets, net:
Russia	11,998	21,115	23,636	324.3
Finland	638	6,481	11,115	152.6
US	841	1,002	1,109	15.2
Rest of the world	989	1,723	1,071	14.7

Total long-lived assets, net	14,466	30,321	36,931	506.8